Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Medical devices	$ 526,753	$ 332,919	$ 1,611,709	$ 566,222
Engineering services	534,958	363,330	1,690,235	2,140,355
Total revenue	1,061,711	696,249	3,301,944	2,706,577
Cost of revenue:
Cost of medical devices	330,125	232,563	1,460,692	553,429
Cost of engineering services	252,103	347,214	1,253,942	1,782,848
Total cost of revenue	582,228	579,777	2,714,634	2,336,277
Gross Profit	479,483	116,472	587,310	370,300
Operating expenses:
Sales and marketing	1,531,382	1,133,454	4,291,282	5,925,905
Research and development	768,542	921,706	2,677,310	4,304,317
General and administrative	2,071,443	1,216,043	3,913,047	4,381,067
Total operating expenses	4,371,367	3,271,203	10,881,639	14,611,289
Loss from operations	(3,891,884)	(3,154,731)	(10,294,329)	(14,240,989)
Other income (expense):
Interest expense	(426,603)	(639,113)	(1,726,455)	(736,346)
Loss on increase in fair value of warrant liability	(77,436,700)
Interest income	1,400	1,264	5,225	10,692
Non-cash gain on changes in fair value of warrants			186,075	17,126
Other expense, net	(11,572)	(4,174)	(57,890)	(92,441)
Total other income (expense), net	(77,873,475)	(642,023)	(1,593,045)	(800,969)
Net loss	$ (81,765,359)	$ (3,796,754)	$ (11,887,374)	$ (15,041,958)
Basic and diluted net loss per share	$ (1.22)	$ (0.18)
Weighted-average number of shares used in computing basic and diluted net loss per share amounts	67,072,057	20,636,529